Business Acquisitions and Disposal (Details) - Schedule of carrying value of net assets disposed $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
The fair value of the consideration received
Cash received	[1]
Less: Net assets of BWL derecognized on disposal	303
Loss on disposal	$ (303)

[1]	According to the agreement, the cash consideration was RMB 1 Yuan.